Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Summary of Company's Financial Assets Recognized at Fair Value

values due to the short-term nature of these instruments. As of December 31, 2011 and 2012 and September 30, 2013, the Company’s financial assets recognized at fair value consisted of the following:

	Fair Value as of December 31, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Cash equivalents	$32,233	$32,233	$—	$—

Total	$32,233	$32,233	$—	$—

	Fair Value as of December 31, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Cash equivalents	$97,375	$97,375	$—	$—

Total	$97,375	$97,375	$—	$—

	Fair Value as of September 30, 2013
	Total	Level 1	Level 2	Level 3
	(unaudited) (in thousands)
Cash equivalents	$121,409	$121,409	$—	$—

Total	$121,409	$121,409	$—	$—

Useful Lives for Property, Plant and Equipment

The Company records property and equipment at cost. The Company calculates depreciation and amortization using the straight-line method over the following estimated useful lives:

Asset Category	Useful Lives
Laboratory equipment	5 - 20 years
Office furniture and equipment	3 - 10 years
Leasehold improvements	3 - 10 years or the remaining term of respective lease, if shorter